PROVISION FOR EMPLOYEE BENEFITS - Share based payments (Details)	12 Months Ended
	Dec. 31, 2023 shares ₺ / shares	Dec. 31, 2022 shares ₺ / shares
PROVISION FOR EMPLOYEE BENEFITS
Outstanding at the beginning of the period | shares	1,766,235	1,680,121
Units granted | shares	2,726,388	1,949,947
Units vested | shares	(1,631,405)	(1,863,833)
Units forfeited (not yet vested) (*) | shares	(25,838)
Outstanding at the end of the period | shares	2,835,380	1,766,235
Outstanding at the beginning of the period | ₺ / shares	₺ 203.77	₺ 377.46
Units granted | ₺ / shares	39.05	32.91
Units vested | ₺ / shares	65.22	134.47
Units forfeited (not yet vested) (*) | ₺ / shares	22.40
Outstanding at the end of the period | ₺ / shares	₺ 224.92	₺ 203.77